Accrued Expenses and Other Current Liabilities	12 Months Ended
Feb. 03, 2018
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

16. Accrued Expenses and Other Current Liabilities

The major components of accrued expenses and other current liabilities are as follows (in thousands):

	January 28, 2017	February 3, 2018
Deferred membership fee income	$116,483	$126,216
Employee compensation	80,903	82,037
Insurance reserves	41,340	40,620
Repairs and maintenance	23,758	18,260
Outstanding checks	21,713	34,002
BJ’s Perks rewards	21,125	22,736
Professional services	19,062	7,626
Fixed asset accruals	16,915	19,405
Accrued interest	10,192	25,428
Sales and use taxes	10,058	16,151
Gift card liability	10,138	10,578
Utilities, advertising and other	86,010	92,708

	$457,697	$495,767

The following table summarizes membership fee income activity for each of the last two fiscal years (in thousands):

	Fiscal Year Ended January 28, 2017	Fiscal Year Ended February 3, 2018
Deferred MFI, beginning of period	$117,806	$116,483
Cash received from members	253,912	268,327
Revenue recognized in earnings	(255,235)	(258,594)

Deferred MFI, end of period	$116,483	$126,216